Financial Instruments - Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 14	$ 12
Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	14	12
Change in Fair value		0
Cumulative change in FV	0		$ 0	$ 0
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	9,907	8,188	5,045
Change in Fair value	(176)	684	59
Cumulative change in FV	$ 602	$ 778	$ (32)